PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 119.1%
Asset-Backed Securities 6.6%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079%(c)	07/15/30	3,241	$3,258,163
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.659(c)	07/18/30	1,001	1,000,591
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.626(c)	04/20/31	2,181	2,180,985
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.525(c)	04/20/32	4,500	4,501,452
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.526(c)	10/21/30	3,834	3,835,528
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.616(c)	04/22/29	1,437	1,437,440
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.725(c)	01/20/35	2,000	2,006,826
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	07/20/30	1,074	1,071,837
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.629(c)	04/15/33	4,500	4,503,259
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.555(c)	04/25/31	1,285	1,286,682
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.776(c)	10/20/31	3,159	3,167,420

Total Asset-Backed Securities (cost $28,076,426)				28,250,183

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 100.7%
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	1,375	$1,335,469
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	2,483	2,502,417
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	415	424,338
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	559	554,813
TransDigm, Inc.,
Gtd. Notes(aa)	5.500	11/15/27	2,900	2,817,131
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,005	998,674
				8,632,842
Airlines 1.6%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	325	326,334
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	3,433	3,381,835
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,424,338
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,205	1,065,220
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	540	483,046
				6,680,773
Apparel 0.6%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	618	597,717
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,797	1,747,124
				2,344,841
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300	02/10/25	1,000	971,815
Sr. Unsec’d. Notes	2.900	02/16/28	1,075	956,226
Sr. Unsec’d. Notes	3.375	11/13/25	975	936,235
Sr. Unsec’d. Notes	3.664	09/08/24	250	247,854
Sr. Unsec’d. Notes	4.125	08/17/27	400	375,740

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.950%	05/28/27	200	$193,188
Sr. Unsec’d. Notes	5.125	06/16/25	200	197,846
Sr. Unsec’d. Notes	6.800	05/12/28	824	840,811
Sr. Unsec’d. Notes	6.950	03/06/26	350	354,780
Sr. Unsec’d. Notes	7.350	11/04/27	850	879,004

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	650	653,250
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	575	519,350
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,000	1,013,253
				8,139,352
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,050	1,011,612
Sr. Sec’d. Notes, 144A	7.000	04/15/28	305	308,422
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	60	59,476
Gtd. Notes	6.500	04/01/27	625	617,011

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	2,000	1,933,765
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	210	210,767
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,050	1,920,271
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	375	362,497
				6,423,821
Banks 1.0%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	350	336,849
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	2,150	2,141,095
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	75	80,489

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A, MTN	5.017%	06/26/24		600	$598,876
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28		1,225	1,233,244
					4,390,553
Building Materials 1.9%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27		670	674,943
Griffon Corp., Gtd. Notes	5.750	03/01/28		800	770,345
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25		435	424,347
Gtd. Notes, 144A	4.875	12/15/27		1,175	1,115,171

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28		125	125,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,825	1,718,728
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27		3,300	3,177,055
					8,005,589
Chemicals 1.6%
Avient Corp., Sr. Unsec’d. Notes, 144A(aa)	5.750	05/15/25		2,474	2,461,982
Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	400	406,698
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000% (original cost $150,699; purchased 12/06/23)^(f)	15.000	12/06/28		167	167,443
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		665	660,844
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28		875	929,254
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		41	40,096
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27		2,025	1,863,000

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000%	12/16/27	175	$178,100
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	175	166,200
				6,873,617
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $665,420; purchased 04/13/23)(f)	13.125	05/01/28	686	691,145
Commercial Services 5.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	521	495,621
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26	3,121	3,114,840
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	797	794,022

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,861,112
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	500	442,537
Gtd. Notes, 144A(aa)	4.625	10/01/27	1,725	1,620,854
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	784,042
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,535,545

Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	825	820,266
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	100	88,072
Herc Holdings, Inc., Gtd. Notes, 144A(aa)	5.500	07/15/27	2,576	2,502,114
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	550	426,266
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	350	324,396
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	1,675	1,365,953

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	125	$119,802
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	5,235	5,235,000
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	258,805
				21,789,247
Computers 1.2%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	236,500
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	525	483,168
Gtd. Notes, 144A	5.125	04/15/29	1,000	918,988
Gtd. Notes, 144A	5.250	10/01/30	400	356,169

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.750	06/01/25	3,000	2,986,672
				4,981,497
Distribution/Wholesale 0.5%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	2,051	1,815,044
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	125	125,910
				1,940,954
Diversified Financial Services 5.1%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	985	1,024,548
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	100	100,661
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	525	539,107
Sr. Unsec’d. Notes, 144A	6.875	04/15/29	120	119,887
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	675	646,313

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada), (cont’d.)
Gtd. Notes, 144A	9.250%	12/01/28	185	$195,638
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	24,895

LD Holdings Group LLC, Gtd. Notes, 144A(aa)	6.125	04/01/28	1,575	1,193,111
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	1,025	949,559
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	1,770	1,765,575
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	200	209,000
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	100	105,000
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	1,225	1,152,151
Gtd. Notes, 144A	6.000	01/15/27	1,756	1,721,449
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	525	474,834
Sr. Unsec’d. Notes	5.000	03/15/27	325	306,712
Sr. Unsec’d. Notes	5.875	10/25/24	200	199,294
Sr. Unsec’d. Notes	6.750	06/25/25	950	947,660
Sr. Unsec’d. Notes	6.750	06/15/26	500	498,925
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	1,825	1,835,789
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,188,492
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	1,050	1,037,313
Gtd. Notes, 144A	7.875	12/15/29	200	204,145
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,362	1,251,352
Gtd. Notes, 144A	3.625	03/01/29	950	837,355
				21,528,765
Electric 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	900	840,752
Sr. Sec’d. Notes, 144A	5.250	06/01/26	1,066	1,050,447
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,000	947,726
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,682	1,653,969
Gtd. Notes, 144A	3.875	02/15/32	25	21,070

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	06/15/29	1,225	$1,159,828
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,800	3,616,404
Gtd. Notes, 144A	5.500	09/01/26	2,700	2,634,761
Gtd. Notes, 144A	5.625	02/15/27	250	243,216
				12,168,173
Electrical Components & Equipment 1.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	1,234	1,124,456
Gtd. Notes, 144A	6.500	12/31/27	1,500	1,485,521
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	390	387,793
Gtd. Notes, 144A(aa)	7.125	06/15/25	2,175	2,176,962
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,220,457
				6,395,189
Electronics 0.6%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	1,800	1,819,139
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	800	716,016
				2,535,155
Engineering & Construction 0.0%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	75	80,526
Entertainment 3.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	2,550	2,273,572
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,450	1,460,414

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.375	05/01/26	2,085	2,077,284

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Flutter Treasury Designated Activity Co. (United Kingdom), Sr. Sec’d. Notes, 144A	6.375%	04/29/29	375	$375,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	750	706,397
Sr. Sec’d. Notes, 144A	6.250	01/15/27	550	549,335
Sr. Sec’d. Notes, 144A	6.500	02/15/25	1,550	1,550,000

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	225	213,021
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	450	411,159
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	450	431,145
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	4,150	3,953,360
				14,000,687
Foods 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	587	557,181
Gtd. Notes, 144A(aa)	4.625	01/15/27	2,175	2,077,947
Gtd. Notes, 144A	6.500	02/15/28	75	74,922
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	04/01/25	1,228	1,213,203
Gtd. Notes	5.250	09/15/27	1,800	1,662,474

Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	1,138	1,078,978
				6,664,705
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	825	822,170
Sr. Unsec’d. Notes	5.750	05/20/27	390	378,729
Sr. Unsec’d. Notes	5.875	08/20/26	395	387,798
				1,588,697

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.8%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875%	04/01/29	3,200	$2,864,800
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	440	437,131
				3,301,931
Healthcare-Services 3.4%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	1,100	964,701
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,215,769
Gtd. Notes	7.050	12/01/27	792	823,930

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	210	196,907
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	3,833	3,821,564
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	3,175	3,160,134
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	975	892,843
Sr. Sec’d. Notes	4.625	06/15/28	600	564,878
				14,640,726
Home Builders 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	600	598,565
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	3,775	3,662,687
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A(aa)	6.250	09/15/27	3,437	3,299,520
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	425	433,194
Forestar Group, Inc., Gtd. Notes, 144A(aa)	3.850	05/15/26	2,356	2,237,449
KB Home, Gtd. Notes	6.875	06/15/27	432	442,176

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875%	04/01/29	1,080	$1,059,741
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	925	876,069
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	3,350	3,199,250
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	695	695,146
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	365	365,680
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	550	516,184
Sr. Unsec’d. Notes	4.750	04/01/29	400	367,082

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	495	508,647
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	06/15/27	2,296	2,262,987
Gtd. Notes, 144A	6.625	07/15/27	350	346,805

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	700,000
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	1,850	1,782,709
				23,353,891
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	450	400,499
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	200	174,250
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	500	481,250
Sr. Sec’d. Notes, 144A	5.000	12/31/26	250	241,250
				896,750

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	575	$484,938
Gtd. Notes	4.375	02/01/32	250	210,356
Gtd. Notes	4.500	10/15/29	300	267,135
				962,429
Insurance 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,255	1,246,218
Sr. Unsec’d. Notes, 144A	10.125	08/01/26	200	206,671

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	125	113,623
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	175	159,581
				1,726,093
Internet 2.2%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	2,120	1,868,633
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	658,574
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	6,078,160
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	600	579,496
				9,184,863
Iron/Steel 0.7%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	170	174,111
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,859	1,855,213
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	550	536,708
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	550	575,437
				3,141,469

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 5.1%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750%	02/16/31	500	$490,322
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,521	4,395,678
Gtd. Notes, 144A	6.000	05/01/29	400	386,250
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,225	1,119,699

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	550	596,261
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	600	627,595
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	975	966,437
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,925	2,855,560
Sr. Sec’d. Notes, 144A	5.875	02/15/27	975	952,136
Sr. Sec’d. Notes, 144A	8.125	01/15/29	300	312,375
Sr. Sec’d. Notes, 144A	8.375	02/01/28	550	572,131
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	1,025	1,001,999
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	200	203,974
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	740	759,714
Sr. Unsec’d. Notes	7.500	10/15/27	275	286,688
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,025	997,304
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,225	1,188,250
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,825	1,763,406
Gtd. Notes, 144A	6.250	05/15/25	500	497,500
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	1,100	1,095,457

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	191,000
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	350	333,886
				21,593,622
Lodging 4.7%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	779	690,754
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,375	1,311,829

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875%	04/01/29		480	$473,988
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26		500	471,730
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26		4,785	4,605,293
Gtd. Notes	5.500	04/15/27		435	424,125
Gtd. Notes	5.750	06/15/25		75	74,614
Gtd. Notes	6.750	05/01/25		2,962	2,962,000

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28		625	579,637
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875	05/15/25		3,896	3,876,568
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27		675	654,706
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27		3,975	3,741,469
					19,866,713
Machinery-Construction & Mining 0.0%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29		25	23,389
Machinery-Diversified 0.9%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		900	953,003
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27		3,175	3,037,110
					3,990,113
Media 9.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	2,750	2,836,924
Sr. Sec’d. Notes, 144A	5.000	01/15/28		1,425	1,122,187
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28		2,885	2,628,268
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27		4,965	4,656,235

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.375%	06/01/29	200	$176,042
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,074	3,011,718
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	500	384,778
Gtd. Notes, 144A(aa)	5.500	04/15/27	3,520	2,885,453
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	108,282
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	40,276
Gtd. Notes	5.875	11/15/24	1,850	1,746,640
Gtd. Notes	7.375	07/01/28	75	33,473
Gtd. Notes	7.750	07/01/26	2,595	1,631,925

DISH Network Corp., Sr. Sec’d. Notes, 144A(aa)	11.750	11/15/27	890	897,596
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	1,598	1,539,311
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	5.375	08/15/27	2,180	2,083,240
Nexstar Media, Inc., Gtd. Notes, 144A(aa)	5.625	07/15/27	3,345	3,145,101
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	3,350	2,558,895
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	1,000	899,284
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	2,905	2,907,048
Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,214	3,208,215
				38,500,891
Mining 2.2%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	200	208,649
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	825	812,625
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	600	576,000
Sec’d. Notes, 144A	9.375	03/01/29	210	218,467

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Hecla Mining Co., Gtd. Notes	7.250%	02/15/28	350	$349,945
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(aa)	4.500	04/01/26	2,920	2,814,150
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,035	1,022,063
Novelis Corp., Gtd. Notes, 144A(aa)	3.250	11/15/26	3,570	3,337,836
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	170	172,723
				9,512,458
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	1,523	1,480,744
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	500	511,956
				1,992,700
Office/Business Equipment 0.9%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	3,982	3,911,185
Oil & Gas 5.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,300	1,309,439
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A(aa)	7.000	11/01/26	4,025	4,028,462
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	1,587	1,658,415
Chesapeake Energy Corp., Gtd. Notes, 144A(aa)	5.500	02/01/26	2,936	2,905,506
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	875	875,427
Sr. Sec’d. Notes, 144A	7.000	06/15/25	200	199,820
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	775	808,680

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc., (cont’d.)
Gtd. Notes, 144A	8.625%	11/01/30		150	$160,070

Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28		525	554,806
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		150	155,940
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		475	484,101
Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26		475	469,077
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		1,300	1,288,269
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		175	180,617
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		1,150	1,121,250
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		479	478,401
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	800	912,687
Range Resources Corp., Gtd. Notes	4.875	05/15/25		200	198,203
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28		1,755	1,733,458
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		425	407,712
Gtd. Notes	8.375	09/15/28		1,650	1,704,541

Sunoco LP, Sr. Unsec’d. Notes, 144A	7.000	05/01/29		555	563,582
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27		1,200	1,186,741
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		655	650,939
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		225	230,413
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		75	81,714
					24,348,270

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125%	08/15/26	500	$417,095
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	500	452,068
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,700	1,618,332
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	1,500	1,480,536
Sr. Sec’d. Notes, 144A	9.500	11/01/28	175	175,076
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	1,400	1,375,653

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	850	865,148
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	160	159,870
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	575	530,086
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	150	139,377
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	148,223
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28	1,235	1,335,221
				8,696,685
Pharmaceuticals 1.7%
AdaptHealth LLC, Gtd. Notes, 144A(aa)	6.125	08/01/28	2,350	2,202,271
Bausch Health Americas, Inc., Gtd. Notes, 144A(aa)	8.500	01/31/27	3,409	2,223,569
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,200	1,093,313
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	627,063

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750%	11/15/25	1,514	$1,282,248
				7,428,464
Pipelines 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	375	368,479
Gtd. Notes, 144A(aa)	7.875	05/15/26	2,525	2,571,294
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	505	504,400
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,475	1,479,495
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	400	407,260

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	650	645,280
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	225	235,488
Northriver Midstream Finance LP (Canada), Sr. Sec’d. Notes, 144A	5.625	02/15/26	375	368,438
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	460,726
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,349,349
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	300	300,620
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,575	2,768,537
Sr. Sec’d. Notes, 144A	9.875	02/01/32	1,175	1,253,214

Western Midstream Operating LP, Sr. Unsec’d. Notes	3.100	02/01/25	2,100	2,053,895
				14,766,475
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	1,658	1,697,235
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	258,558

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125%	02/01/29	275	$244,064
Gtd. Notes, 144A(aa)	5.375	08/01/28	3,172	2,995,834
				5,195,691
Real Estate Investment Trusts (REITs) 2.9%
Brandywine Operating Partnership LP, Gtd. Notes	8.875	04/12/29	55	56,304
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	209	209,339
Sr. Unsec’d. Notes	4.750	02/15/28	50	39,330

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27	2,250	1,844,444
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	2,750	2,751,565
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	1,350	1,282,005
Gtd. Notes, 144A	6.500	04/01/32	525	514,748
Gtd. Notes, 144A	7.250	07/15/28	200	203,240
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	1,000	870,884
Sr. Unsec’d. Notes(aa)	3.875	02/15/27	2,750	2,583,379
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	600	556,345
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	375	370,150

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26	901	868,254
				12,149,987
Retail 1.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.375	01/15/28	792	735,570
Sr. Sec’d. Notes, 144A	3.875	01/15/28	50	46,125

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	1,175	946,276
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	525	522,275

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Brinker International, Inc., (cont’d.)
Gtd. Notes, 144A	8.250%	07/15/30	850	$886,678

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	975	1,003,031
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $226,012; purchased 08/25/22 - 03/17/23)(f)	5.375	04/01/26	250	245,162
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	625	544,402
Sr. Sec’d. Notes, 144A	4.625	01/15/29	150	135,677

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	1,000	913,374
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	810	782,454
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	120	121,573
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	225	221,826
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	175	169,062
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	500	500,774
				7,774,259
Semiconductors 0.8%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25	3,630	3,562,412
Software 2.8%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	880	817,604
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A(aa)	7.125	10/02/25	2,000	2,003,409
Camelot Finance SA, Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26	5,720	5,449,330

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875%	07/01/29	825	$751,539
Sr. Sec’d. Notes, 144A	3.875	07/01/28	500	455,395

SS&C Technologies, Inc., Gtd. Notes, 144A(aa)	5.500	09/30/27	2,500	2,432,596
				11,909,873
Telecommunications 6.3%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	670	502,500
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	600	579,438
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $2,684; purchased 11/14/23)^(f)	0.000	12/31/30	2	2,837
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30	28	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $697; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	137
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30	35	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $3,547,246; purchased 01/29/24 - 01/30/24)(f)	10.500	05/25/27	3,841	3,741,455
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $1,225,666; purchased 01/30/24)(f)	10.500	11/25/28	1,899	1,504,925
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,000	919,822
Sr. Sec’d. Notes, 144A	5.875	10/15/27	1,000	959,807
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,545	1,537,275
Sr. Sec’d. Notes, 144A	8.500	04/15/31	320	322,411
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	43,432
Sec’d. Notes, 144A	4.875	06/15/29	1,530	968,140

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	10.500%	04/15/29	2,550	$2,555,004
Sr. Sec’d. Notes, 144A	10.500	05/15/30	100	99,913
Sr. Sec’d. Notes, 144A	11.000	11/15/29	1,274	1,299,449
Sprint LLC,
Gtd. Notes	7.625	02/15/25	2,030	2,047,630
Gtd. Notes(aa)	7.625	03/01/26	5,150	5,283,243
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	550	504,000
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,885	3,734,067
				26,605,485
Transportation 0.6%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	675	685,515
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	75,383
Gtd. Notes, 144A	7.125	02/01/32	265	266,630
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,525	1,519,583
				2,547,111

Total Corporate Bonds (cost $437,573,584)				427,840,562
Floating Rate and Other Loans 11.1%
Auto Parts & Equipment 0.3%
First Brands Group LLC, First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	1,250	1,193,750
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	264	255,044
				1,448,794
Building Materials 0.0%
MIWD HoldCo II LLC, Term Loan	—(p)	03/28/31	250	251,063

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals 0.9%
Chemours Company (The), Tanche B-3 (USD) Term Loan, 1 Month SOFR + 3.500%	8.816%(c)	08/18/28	673	$672,046
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.816(c)	11/15/30	1,750	1,692,031
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	499	476,578
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328(c)	12/31/25	254	253,729
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	638	612,399
				3,706,783
Commercial Services 1.2%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.930(c)	05/17/28	973	974,525
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	177	172,054
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.816(c)	02/08/28	1,047	1,045,726
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.750%	9.066(c)	05/04/28	1,143	1,145,677
Trans Union LLC, Term B-7 Loan, 1 Month SOFR + 2.000%	7.316(c)	12/01/28	792	792,237
Verscend Holding Corp., New Term B Loan, PRIME + 3.000%	11.500(c)	08/27/25	972	971,353
				5,101,572
Computers 1.0%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.177(c)	03/01/29	2,748	2,747,190
NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.173(c)	03/27/29	1,510	1,517,246
				4,264,436

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, Term B Loan 2024, 1 Month SOFR + 4.000%	9.319%(c)	08/01/30		349	$351,743
Electric 0.1%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	10.814(c)	07/20/28		279	273,094
Entertainment 0.4%
Golden Entertainment, Inc., Term B-1 Facility Term Loan, 1 Month SOFR + 2.850%	8.168(c)	05/26/30		1,543	1,542,746
Insurance 0.7%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.180(c)	02/15/27		346	346,735
Term B Loan 2020, 1 Month LIBOR + 3.500%	8.930(c)	02/15/27		734	731,927
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	8.680(c)	12/23/26		800	781,000
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.680(c)	07/31/27		994	964,423
					2,824,085
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	702	876,632
Media 0.6%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329(c)	10/31/27		424	383,124
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.821(c)	01/18/28		2,038	1,963,233

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.680%(c)	09/25/26		75	$59,601
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.680(c)	03/15/26		396	395,805
					2,801,763
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30		2,000	1,980,000
Mining 0.2%
Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%	8.915(c)	10/31/28	EUR	1,034	1,088,905
Packaging & Containers 0.8%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.571(c)	09/15/28		439	439,127
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.302(c)	09/15/28		2,826	2,830,297
					3,269,424
Retail 0.6%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.180(c)	03/06/28		485	484,136
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.166(c)	12/17/27		993	993,075
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	9.066(c)	10/19/27		1,116	1,119,195
					2,596,406
Software 2.8%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.566(c)	02/15/29		1,820	1,810,907

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%	9.566%(c)	12/29/28	4,297	$4,320,405
Cotiviti, Inc., Term Loan, 1 Month SOFR + 3.500%	7.500(c)	05/01/31	1,225	1,227,042
Dun & Bradstreet Corp., Incremental Term B-2, 1 Month SOFR + 2.750%	8.068(c)	01/18/29	3,673	3,679,093
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.680(c)	07/14/28	940	741,072
				11,778,519
Telecommunications 0.7%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	61	57,725
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%	11.875(c)	04/15/29	503	494,034
Term Loan, 1 Month SOFR + 6.560%	11.875(c)	04/15/30	507	495,442
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29	13	8,951
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/30	13	8,876
Term Loan	—(p)	06/01/28	92	77,840
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	4	400
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	21	11,734
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	48	7,227

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.816(c)	03/02/29	1,281	1,224,536
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.571(c)	10/02/28(d)	2,496	428,481
				2,815,246

Total Floating Rate and Other Loans (cost $49,030,007)				46,971,211

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks 0.7%
Chemicals 0.5%
Cornerstone Chemical Co. (original cost $180,823; purchased 12/06/23)*^(f)	9,517	$180,823
TPC Group, Inc.*^	4,927	172,445
Venator Materials PLC (original cost $5,092,913; purchased 03/02/21 - 10/19/23)*(f)	2,671	1,731,685
		2,084,953
Oil, Gas & Consumable Fuels 0.2%
Heritage Power LLC*^	38,525	731,975
Heritage Power LLC*^	1,694	32,186
Heritage Power LLC*^	44,338	22,169
		786,330
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $62,378; purchased 01/29/24 - 01/30/24)*^(f)	51,487	110,697

Total Common Stocks (cost $5,810,651)		2,981,980
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $72,550; purchased 01/26/24 - 01/29/24)*^(f) (cost $72,550)	9,423	97,072

Total Long-Term Investments (cost $520,563,218)		506,141,008

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Short-Term Investment 11.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $47,818,445)(wb)	47,818,445	$47,818,445

TOTAL INVESTMENTS 130.4% (cost $568,381,663)		553,959,453
Liabilities in excess of other assets(z) (30.4)%		(129,032,045)

Net Assets 100.0%		$424,927,408

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,921,239 and 0.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $164,556,523 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of April 30, 2024.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $11,227,094. The aggregate value of $8,473,381 is 2.0% of net assets.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at April 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1 Month SOFR + 6.500%, 1.500%(c), Maturity Date 03/08/30 (cost $197,754)	200	$198,000	$246	$—
Futures contracts outstanding at April 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
408	5 Year U.S. Treasury Notes	Jun. 2024	$42,734,814	$(867,098)
13	20 Year U.S. Treasury Bonds	Jun. 2024	1,479,563	(58,891)
12	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	1,434,750	(82,415)
				(1,008,404)
Short Positions:
59	2 Year U.S. Treasury Notes	Jun. 2024	11,956,719	849
178	10 Year U.S. Treasury Notes	Jun. 2024	19,123,875	518,453
				519,302
				$(489,102)
Forward foreign currency exchange contracts outstanding at April 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	SSB	GBP	674	$838,025	$842,369	$4,344	$—

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 05/02/24	SSB	EUR	5,666	$6,057,424	$6,046,847	$—	$(10,577)
				$6,895,449	$6,889,216	4,344	(10,577)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	BOA	GBP	674	$845,893	$842,369	$3,524	$—
Expiring 06/04/24	SSB	GBP	674	838,166	842,516	—	(4,350)
Euro,
Expiring 05/02/24	SSB	EUR	5,666	6,137,049	6,046,847	90,202	—
Expiring 06/04/24	SSB	EUR	5,666	6,065,407	6,054,914	10,493	—
				$13,886,515	$13,786,646	104,219	(4,350)
						$108,563	$(14,927)
Credit default swap agreement outstanding at April 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	30,205	3.557%	$1,968,965	$1,950,968	$(17,997)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at April 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	06/20/24	10,940	$(130,043)	$—	$(130,043)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	06/20/24	15,000	8,920	—	8,920
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	JPM	06/20/24	28,475	(304,436)	—	(304,436)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(5,120)	34,501	—	34,501
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(3,300)	43,607	—	43,607
					$(347,451)	$—	$(347,451)

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).